September 30, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elevation Series Trust, File Nos. 333-265972 and 811-23812

Ladies and Gentlemen:

On behalf of Elevation Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 19 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) on Form N-1A. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to add the following new series to the Trust: The Opal International Dividend Income ETF.

If you have any questions concerning the Amendment, please contact JoAnn M. Strasser at (614) 469-3265 or Daniel Moler at (513) 352-6611.

Very truly yours,

/s/ Daniel Moler
Daniel Moler